INVESTMENTS IN ASSOCIATED COMPANIES (Movements) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Allowance for credit loss, beginning balance	$ 6,988
Allowance recorded in net income of associated companies	(582)
Allowance for credit loss, ending balance	3,206		$ 6,988
Equity method investment, nonconsolidated investee, other
Schedule of Equity Method Investments [Line Items]
Allowance for credit loss, beginning balance	396
Allowance recorded in net income of associated companies	(9)
Allowance for credit loss, ending balance	387		396
River Box Holding Inc. ("River Box")
Schedule of Equity Method Investments [Line Items]
Allowance for credit loss, beginning balance	396
Allowance recorded in net income of associated companies	(9)
Allowance for credit loss, ending balance	$ 387		$ 396
River Box Holding Inc. ("River Box")
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in percentage)	49.90%	49.90%	49.90%
SFL Hercules Ltd. (“SFL Hercules”)
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in percentage)		100.00%